Warrant Liability - Summary of Share Purchase Warrants Outstanding and Exercisable (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2019 $ / shares
Warrant Liability
Other equity, call option price	$ 10.00
Weighted average exercise price	$ 1.65
Risk-free annual interest rate	1.51%
Expected volatility	122.07%
Expected life	5 years
Expected dividend yield	0.00%